Consolidated Statement of Changes in Stockholders' Equity (Parenthetical) - $ / shares	1 Months Ended
	Apr. 26, 2018	Apr. 26, 2017	Apr. 26, 2016
Equity Abstract
Dividends paid, ordinary shares per share	$ 6.78	$ 6.16	$ 5.6